Venezuela and Argentina Currency Regulations and Re-Measurements - Additional Information (Detail) $ in Millions	3 Months Ended		9 Months Ended
	Mar. 31, 2016 USD ($) Installment VEF / $	Sep. 30, 2015 USD ($)	Sep. 30, 2015 USD ($)	Jan. 31, 2014 VEF / $
Subsidiary Or Equity Method Investee [Line Items]
Charges on re-measurement of monetary asset	$ 10
Bonds subscribed	$ 50
Bonds yield interest rate	6.00%
Number of installments for repayments of bond yield | Installment	8
Venezuelan Subsidiary [Member]
Subsidiary Or Equity Method Investee [Line Items]
Future de-consolidate operations charge before tax	$ 130
Future de-consolidate operations charge after tax	$ 130
Venezuelan Bolivar Fuerte [Member]
Subsidiary Or Equity Method Investee [Line Items]
Exchange rate adjustment pre-tax re-measurement charge		$ 150	$ 150
Exchange rate adjustment after-tax re-measurement charge		$ 150	$ 150
Venezuelan Bolivar Fuerte [Member] | CENCOEX
Subsidiary Or Equity Method Investee [Line Items]
Bolivar fuerte re-measurement exchange rate | VEF / $	10			6.3
Venezuelan Bolivar Fuerte [Member] | Venezuelan Subsidiary [Member]
Subsidiary Or Equity Method Investee [Line Items]
Future control over operation, Description	If, in the future, it concludes that it no longer maintains control over its operations in Venezuela, CNH Industrial may need to de-consolidate its operations in Venezuela, which would result in a pre- and after-tax charge of approximately $130 million.